Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net sales	$ 38,749	$ 23,444	$ 123,647	$ 44,505	$ 145,956	$ 62,681
Cost of goods sold	8,709	4,086	24,647	15,167	42,544	12,792
Gross profit	30,040	19,358	99,000	29,338	103,412	49,889
Operating expenses:
General and administrative	143,716	28,640	183,723	65,451	138,710	88,429
Salaries, wages, and related costs	112,533	130,767	226,818	235,230	436,555	849,717
Consulting fees	142,010	76,147	229,126	117,330	264,540	119,209
Legal and professional fees	109,271	75,146	159,363	143,898	773,203	280,124
Research and development	597,893	132,085	902,052	151,782	794,750	561,990
Total operating expenses	1,105,423	442,785	1,701,082	713,691	2,407,758	1,899,469
Loss from operations	(1,075,383)	(423,427)	(1,602,082)	(684,353)	(2,304,346)	(1,849,580)
Other income (expense):
Loss on derivative liabilities	(43,184)	(84,298)	(109,716)	(432,553)	(539,006)	(247,620)
Change in fair value of derivative liabilities	123,202	66,566	265,508	570,752	494,501	206,501
Interest expense	(195,392)	(196,083)	(345,390)	(278,011)	(611,794)	(302,481)
Other expense						(6,721)
Total other income (expense)	(115,374)	(213,815)	(189,598)	(139,812)	(656,299)	(350,321)
LOSS BEFORE PROVISION FOR INCOME TAXES					(2,960,645)	(2,199,901)
Provision for income taxes					800
Net loss	$ (1,190,757)	$ (637,242)	$ (1,791,680)	$ (824,165)	$ (2,961,445)	$ (2,199,901)
Net loss per share - basic and diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average shares outstanding - basic and diluted	2,541,429,204	2,250,426,426	2,468,126,294	2,245,257,452	2,263,126,970	1,911,855,232